Investments (Tables)	12 Months Ended
Mar. 31, 2024
Disclosure of detailed information about investment property [abstract]
Summary of Investments

	As at March 31,
	2023	2024	2024
	(INR)	(INR)	(USD)
Non-current
Financial assets at fair value through profit or loss
Investment in energy funds
- EIP Deep Decarbonization Frontier Fund I LP	200	317	4
- Energy Impact Fund SCSp	266	394	5

Investment in optionally convertible debentures (OCDs)
1,118,299 (March 31, 2023: Nil) optionally convertible debentures in ReNew Solar Urja Private Limited of INR 100 each fully paid up (refer Note 35)	—	112	1

Total	466	823	10

Current
Financial assets at fair value through profit or loss
Investments
Investment in mutual funds	460	1,502	18
Total	460	1,502	18